ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

18. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Other payables and accruals are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Staff cost related payables	12,841,440	7,461,738	1,146,848
Professional services	10,443,985	7,250,470	1,114,377
Product development services	901,810	849,446	130,557
Marketing and promotion	598	—	—
Funds raised for CrossFire New Mobile Game (see below)	57,499,910	57,499,910	8,837,574
Others	10,615,155	10,638,487	1,635,106

Total	92,302,898	83,700,051	12,864,462

The Group is financing the development of CrossFire New Mobile Game through fund raising on the Inner Mongolia Culture Assets and Equity Exchange. As of December 31, 2017, the Group had raised RMB57.5 million (US$8.8 million), and the Group plans to raise an additional RMB100.0 million (US$15.4 million) until the game is launched. Under this fund raising arrangement, the Group will share certain percentages of the revenues from CrossFire new mobile game to the investors providing funding to the Group. The Group had also committed to spend certain amounts of the funds raised in marketing, game server purchases and research and development costs of CrossFire New Mobile Game. The Group has invested a significant amount of financial and personnel resources in development of our proprietary CrossFire New Mobile Game and the Group expects to launch this game in 2019. In November 2017, the Group entered into an exclusive publishing agreement with a third-party company, pursuant to which this third-party company was granted with an exclusive right to publish the CrossFire New Mobile Game in the PRC.